Note 5 - Fair Value Measurements - Assets Measured at Fair Value on a Non-recurring Basis 1 (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 01, 2024
Indefinite-Lived Intangible Assets (Excluding Goodwill), Fair Value Disclosure		$ 1,800
Fair Value, Nonrecurring [Member] | Rostafuroxin Drug Candidate [Member]
Indefinite-Lived Intangible Assets (Excluding Goodwill), Fair Value Disclosure	$ 1,790
Fair Value, Nonrecurring [Member] | Rostafuroxin Drug Candidate [Member] | Fair Value, Inputs, Level 1 [Member]
Indefinite-Lived Intangible Assets (Excluding Goodwill), Fair Value Disclosure	0
Fair Value, Nonrecurring [Member] | Rostafuroxin Drug Candidate [Member] | Fair Value, Inputs, Level 2 [Member]
Indefinite-Lived Intangible Assets (Excluding Goodwill), Fair Value Disclosure	0
Fair Value, Nonrecurring [Member] | Rostafuroxin Drug Candidate [Member] | Fair Value, Inputs, Level 3 [Member]
Indefinite-Lived Intangible Assets (Excluding Goodwill), Fair Value Disclosure	$ 1,790